UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     February 17, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $99,432 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     8375   153900 SH       SOLE                   153900        0        0
AUTONATION INC                 COM              05329W102     2315   126000 SH       SOLE                   126000        0        0
AUTOZONE INC                   COM              053332102     3894    45700 SH       SOLE                    45700        0        0
BELO CORP                      COM SER A        080555105     8360   295000 SH       SOLE                   295000        0        0
BERKLEY W R CORP               COM              084423102     8119   232300 SH       SOLE                   232300        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     8172       97 SH       SOLE                       97        0        0
BIOVAIL CORP                   COM              09067J109     4614   214700 SH       SOLE                   214700        0        0
CHUBB CORP                     COM              171232101     3923    57600 SH       SOLE                    57600        0        0
COMPUTER ASSOC INTL INC        COM              204912109     6969   254900 SH       SOLE                   254900        0        0
COMPUTER ASSOC INTL INC        COM              204912109     2051    75000 SH  CALL SOLE                    75000        0        0
EATON VANCE CORP               COM NON VTG      278265103     2334    63700 SH       SOLE                    63700        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     4753    81500 SH       SOLE                    81500        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109     8128   224600 SH       SOLE                   224600        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      177    16857 SH       SOLE                    16857        0        0
PIONEER NAT RES CO             COM              723787107     4071   127500 SH       SOLE                   127500        0        0
REGIS CORP MINN                COM              758932107     4256   107700 SH       SOLE                   107700        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     4974    92600 SH       SOLE                    92600        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108     9260   271800 SH       SOLE                   271800        0        0
ZENITH NATL INS CORP           COM              989390109     4687   144000 SH       SOLE                   144000        0        0